Trade and Other Payables (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade and Other Payables [Abstarct]
Open accounts	[1]	₪ 1,041			₪ 910	[2]
Checks payable		21			92	[2]
Trade payables		1,062			1,002	[2]
Other payables including derivatives
Liabilities to employees and other liabilities for salaries		355			353	[2]
Institutions		80			98	[2]
Accrued interest		54			84	[2]
Deferred income		90			82	[2]
Derivatives		54			10	[2]
Other payables		18			11	[2]
Total other payables including derivatives		651			638	[2]
Trade and other payables		₪ 1,719	[3]	$ 496	₪ 1,640

[1]	Of which, the carrying amount of trade payables that are related parties and interested parties as at December 31, 2017 amounts to NIS 31 (as at December 31, 2016 - NIS 21).
[2]	Reclassified
[3]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.